The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

January 26, 2015

Securities and Exchange Commission
100 F. Street, N.E.

Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Funds Listed in Appendix A Hereto, each a series of The Royce Fund (the “Trust”) File Nos. 002-80348 & 811-03599

Ladies and Gentlemen:

Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to supplement filed on January 6, 2015, to the prospectus dated May 1, 2014 for each Fund.

Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary & Chief Legal Officer

Appendix A

Royce Pennsylvania Mutual Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Low-Priced Stock Fund

Royce Total Return Fund

Royce Heritage Fund

Royce Opportunity Fund

Royce Special Equity Fund

Royce Select Fund I

Royce Value Fund

Royce Value Plus Fund

Royce 100 Fund

Royce Micro-Cap Discovery Fund

Royce Financial Services Fund

Royce Dividend Value Fund

Royce Select Fund II

Royce European Smaller-Companies Fund

Royce Global Value Fund

Royce Enterprise Select Fund

Royce SMid-Cap Value Fund

Royce International Smaller-Companies Fund

Royce Partners Fund

Royce Opportunity Select Fund

Royce Global Dividend Value Fund

Royce International Micro-Cap Fund
Royce International Premier Fund
Royce Special Equity Multi-Cap Fund